CONSOLIDATED STATEMENT OF PROFIT OR LOSS - EUR (€)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
CONSOLIDATED STATEMENT OF PROFIT OR LOSS [Abstract]
Profit for the year	€ 0	€ 0	€ 0